INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Private Warrants (Details)					6 Months Ended
	Dec. 31, 2020 USD ($)	Aug. 24, 2020 $ / shares shares	Jul. 24, 2020	Jun. 30, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares
Private Warrants
Private warrants | $				$ 1,686,643
Number of exchange shares issued | shares		2,601,954			2,601,954
Private warrants
Private Warrants
Financial liabilities, at fair value | $				1,700,000
Gain recognized from change in fair value | $				$ 1,200,000	$ 6,200,000
Number of outstanding warrants exchanged | shares		24,200,000
Exchanged shares issued per warrant | $ / shares		$ 0.12
Cash consideration per warrant | $ / shares		$ 0.45
Percentage of cash consideration provided for a premium to the closing trading price of warrants	321.00%		3.21%
Percentage of implied value of the exchange shares provided for a premium to the closing trading price of warrants			4.82%
Warrants validly tendered but not properly withdrawn prior to the expiration of the Offer | shares					21,938,774
Aggregate cash consideration | $	$ 115,062				$ 115,062
Number of exchange shares issued | shares					2,601,954
Warrants redeemed | shares					2,261,226
Warrants redeemed, cash per warrant | $ / shares					$ 0.405
Payments for redemption of warrants | $	$ 915,796				$ 915,796
Private warrants | Share price
Private Warrants
Assumption used in estimating fair value | $ / shares				6.06
Private warrants | Risk-free rate
Private Warrants
Assumption used in estimating fair value				0.29